Derivative Instruments and Hedging Activities - Additional Information (Detail) - Interest rate swaps and cross currency swaps [Member] - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate fair value liability	$ 369.9	$ 360.6
Restricted cash	$ 28.5	$ 60.5